Share Capital (Details) - Schedule of RSUs	12 Months Ended
	Mar. 31, 2024 $ / shares	Mar. 31, 2023 $ / shares
Schedule of RSUs [Abstract]
Number of units, beginning balance	2,126,670	1,636,165
Weighted average grant date closing price per share, beginning balance	$ 5.29	$ 6.47
Number of units, granted	1,056,000	1,154,000
Weighted average grant date closing price per share, granted	$ 5.28	$ 3.96
Number of units, Forfeited	(113,665)	(159,792)
Weighted average grant date closing price per share, Forfeited	$ 5.04	$ 5.44
Number of units, distributed	(928,755)	(503,703)
Weighted average grant date closing price per share, distributed	$ 5.44	$ 6.04
Number of units, ending balance	2,140,250	2,126,670
Weighted average grant date closing price per share, ending balance	$ 5.23	$ 5.29